Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share [Line Items]
Allocation of net income (loss), as adjusted		$ 4,941,301
Basic and diluted weighted average shares outstanding (in Shares)		29,963,014
Basic and diluted net income per common share		$ 0.16
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share [Line Items]
Allocation of net income (loss), as adjusted	$ (1,000)	$ 1,397,980
Basic and diluted weighted average shares outstanding (in Shares)	7,500,000	8,477,055
Basic and diluted net income per common share	$ 0	$ 0.16